Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (9)	$ (1)	$ 24
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	48	40	35
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 150	139	$ 54
Global banking and markets [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations		$ 1